SUBSEQUENT EVENTS - Broadly Syndicated Loans (Details) - Broadly Syndicated Loans - Subsequent event - USD ($) $ in Millions	2 Months Ended	3 Months Ended
	Aug. 16, 2021	Mar. 31, 2021
Subsequent Event [Line Items]
Debt settled		$ 37.4
Loans settled		$ 0.0
Reserves for Settlement of Loan Acquisitions
Subsequent Event [Line Items]
Debt settled	$ 62.3
Loans settled	$ 28.5